Stock-based Compensation Plans Additional Information (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended												0 Months Ended
	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2002	Dec. 31, 2011 Performance Shares	Dec. 31, 2009 Performance Shares	Dec. 31, 2011 Performance Shares Maximum	Dec. 31, 2011 Stock Options Minimum	Dec. 31, 2011 Stock Options Maximum	Dec. 31, 2009 Restricted Stock	Dec. 31, 2002 President and Chief Executive Officer	Dec. 31, 2002 President and Chief Executive Officer Long Term Incentive Plan	Dec. 31, 2002 President and Chief Executive Officer Incentive Plan, Other	Feb. 06, 2009 Merger and Related Costs	Feb. 06, 2009 Merger and Related Costs Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Payment in Cash Election, Percentage						50.00%
Allocated Share-based Compensation Expense					$ 9.6				$ 2.2				$ 14.5	$ 9.6
Award vesting period				3 years			4 years	5 years
Options granted in period (in shares)										300,000	40,000	260,000
Options granted in period, grant date market price (dollars per share)	$ 22.51
Options granted in period, Weighted Average Grant Date Fair Value (dollars per share)	$ 3.33
Options cancelled due to merger, cash payment			2.3
Percentage of quarterly retainer fees paid in entity stock		100.00%
Period Amount of Held Shares of Quarterly Retainer Fees Threshold Required		2 years
Share-based Goods and Nonemployee Services Transaction, Expense		$ 0.4